13F-HR

12/31/01

0001129925

c6e*gixx

NONE

1

Joel I. Bennett

818-414-2162

jibennet@pacbell.net


13F-HR

Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):

 [ ] is a restatement.


 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Canyada Capital Management, Inc.
Address:	4246 Beulah Drive
		La Canada Flintridge, CA 91011


13F File Number: 28-06037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Joel I. Bennett
Title:	President
Phone:	818-414-2162

Signature, Place, and Date of Signing:


Joel I. Bennett
La Canada Flintridge, CA 91011
February 4, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
 0

Form 13F Information Table Entry Total:
 9

Form 13F Information Table Value Total:
 $73,044

Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


     FORM 13F INFORMATION TABLE

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aegon N.V. - Amer. Reg. Shs.   COM              007924103     4447   166109 SH       SOLE                                     166109
American International Group   COM              026874107    34950   440181 SH       SOLE                                     440181
Berkshire Hathaway Inc. Cl 'A' COM              084670108    10433      138 SH       SOLE                                        138
Berkshire Hathaway Inc. Cl 'B' COM              084670207     2204      873 SH       SOLE                                        873
Chubb Corp.                    COM              171232101    18377   266339 SH       SOLE                                     266339
Citigroup Inc.                 COM              172967101      444     8799 SH       SOLE                                       8799
Divine Inc. Cl 'A'             COM              255402109        7    10000 SH       SOLE                                      10000
Providian Finl Corp.           COM              74406A102      987   278154 SH       SOLE                                     278154
Providian Finl Corp.           SR NT CV 3.25%0 574406AAA0     1195  2000000 PRN      SOLE 	                             2000000
